SUMMARY OF DETAILED SEGMENT INFORMATION (Details) - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Revenues		$ 23,062,754	$ 18,193,616	[1]	$ 8,294,804	[1]
Depreciation and amortization	[2],[3]	3,271,051	2,350,640	[4]	1,574,913
Loss from operations		(36,067,335)	(42,337,799)	[1]	(4,168,484)	[1]
Net Profit/(Loss)		(5,711,222)	(56,006,439)		(4,618,050)
Interest Expense, net		3,694,513	(1,312,476)		(449,566)
Capital Expenditures
Property and equipment, net		456,751	563,131	[5]	6,776,116
Total Assets		43,213,773	91,259,627	[5]	17,595,407
Total Liabilities		23,498,780	77,304,791	[5]	9,609,411
Education [member]
IfrsStatementLineItems [Line Items]
Revenues		18,611,370	13,555,495	[3]	5,192,594
Depreciation and amortization	[2],[3]	2,938,552	1,245,215		426,740
Loss from operations		(36,217,860)	(32,591,762)	[3]	(2,153,975)
Net Profit/(Loss)		(5,899,772)	(46,113,518)	[3]	(2,252,795)
Interest Expense, net		3,578,911	(943,916)	[3]	(98,819)
Capital Expenditures				[3]
Property and equipment, net		456,751	563,131		15,442
Total Assets		43,213,773	88,120,390		5,122,967
Total Liabilities		23,498,780	71,656,141		3,589,315
Campus [member]
IfrsStatementLineItems [Line Items]
Revenues		4,451,384	4,638,121		3,102,210
Depreciation and amortization	[2],[3]	332,498	1,105,425		1,148,173
Loss from operations		150,525	(9,746,037)		(2,014,509)
Net Profit/(Loss)		188,550	(9,892,921)		(2,365,255)
Interest Expense, net		115,602	(368,560)		(350,747)
Capital Expenditures
Property and equipment, net					6,760,674
Total Assets			3,139,237		12,472,440
Total Liabilities			$ 5,648,650		$ 6,020,096

[1]	Restatement details in Note 2
[2]	Consists of $0 (2022-$590,228) of Campus segment depreciation and amortization which is included in cost of revenue and $332,498 (2022-$515,197) which is included in operating expenses in the accompanying statements of operations
[3]	Consists of $575,309 (2022-$577,998) of Education segment depreciation and amortization which is included in cost of revenue and $2,363,243 (2022-$667,217) which is included in operating expenses in the accompanying statements of operations
[4]	Restatement details in Note 2
[5]	Restatement details in Note 2